Share units (Tables)	12 Months Ended
Dec. 31, 2021
Share Units
The Company has the following restricted share units outstanding as at December 31, 2021 and December 31, 2020:

The Company has the following restricted share units outstanding as at December 31, 2021 and December 31, 2020:

Number of restricted share units	December 31, 2021	December 31, 2020
Beginning balance	-	-
Granted	2,493,739	-
Forfeited	(38,042)	-
Ending balance	2,455,697	-
Vested	711,452	-